Change in business model and significant accounting policies - Hyperinflationary Accounting (Details)	12 Months Ended
Dec. 31, 2021
Hyperinflationary Accounting [Abstract]
Hyperinflationary Of Account under IAS 29 Financial Reporting In Hyperinflationary Economies
IAS 29 Financial Reporting in Hyperinflationary Economies requires an entity whose functional currency is the currency of a hyperinflationary economy, to state the assets, liabilities, income and expenses in terms of the measuring unit current at the end of reporting period.
An economy is considered to be a hyperinflationary economy when, among other criteria, it has cumulative inflation of approximately 100% or more over a
3-year
period.
The Argentine economy is considered to be hyperinflationary as from July 1, 2018.
The Group followed the guidance issued by Argentine accounting standards setters by which the “general price index” for IAS 29 purposes is determined considering the Wholesale price index (WPI) through December 31, 2016 and the Consumer price index (CPI) beginning on January 1, 2017 and onwards. These indexes are published by the National Institute of Statistics and Census (INDEC).
The CPI increased 50.94%, 36.14% and 53.83% during 2021, 2020 and 2019, respectively.
Under IAS 29 assets and liabilities not already expressed in terms of the measuring unit current at the end of the reporting period are adjusted by applying a general price index. The adjusted amount of a non-monetary
item is reduced, in accordance with IFRS-IASB, when it exceeds its recoverable amount. The impact of implementation of IAS 29 at the beginning of the first period of application is recognized in equity. All items in the statement of comprehensive income are expressed in terms of the measuring unit current at the end of the reporting period. The gain or loss on the net monetary position is included in the Consolidated Statement of Profit or Loss.

Since the Group prepares its financial information based on a historical c
ost approach, it has applied IAS 29 to the comparative periods as follows:
•
Restated the Consolidated Statement of Profit or loss, the Consolidated Statement of Comprehensive income, the Consolidated Statement of Changes in Equity and Con
solidated Statements of cash flows for the years ended December 31, 2020 and 2019 in terms of the measuring unit current at December 31, 2021, including the calculation and separate disclosure of the gain or loss on the net monetary position.

•	Restated the Consolidated statement of financial position as of December 31, 2020 in terms of the measuring unit current at December 31, 2021.
In order to apply IAS 29 to the Consolidated statement of financial position as of December 31, 2021, the Group has applied the following methodology and criteria:
•	Non-monetary items have been restated by applying the general p rice inde x. The restated amounts have been reduced to their recoverable value by applying the pertin ent IFRS, if necessary.

•	Monetary items have not been restated.

•	Assets and liabilities linked by agreement to changes in prices, such as index linked bonds and loans, have been measured in accordance with the pertinent agreement.

•	The measurement of investments accounted for under the equity method has been determined based on the financial information of the associates and joint ventures prepared in accordance with IAS 29.

•	Deferred income tax assets and liabilities have been recalculated based on the restated amounts.
In order to apply IAS 29 to the Consolidated statement of profit or loss, the Consolidated statement of comprehensive income and the Consolidated statement of cash flows for the year ended December 31, 2021, the Group has applied the following methodology and criteria:
•
All items in the Consolidated statement of profit or loss, Consolidated statement of comprehensive income and Consolidated statement of cash flows have been expressed in terms of the measuring unit current at December 31, 2021.

•	The gain or loss on the net monetary position is included in the Consolidated statement of profit or loss.

•
The gain or loss generated by cash and cash equivalents is presented in the Consolidated statement of cash flows separately from cash flows from operating, investing and financing activities as a specific item in the reconciliation between cash and cash equivalents at the beginning and at the end of the period.